Convertible Notes and Derivative Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Convertible Notes and Derivative Liabilities [Abstract]
Schedule of Convertible Notes, Net of Unamortized Discounts

The Company has convertible notes, net of unamortized discounts as follows:

	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts
Issuance of convertible notes	$5,430,000	$(333,757)	$5,096,243
Fair value allocation of conversion feature	(2,923,000)	-	(2,923,000)
Amortization of debt discounts	-	33,057	33,057
Conversion	(104,655)	27,650	(77,005)
September 30, 2025 balance (Unaudited)	$2,402,345	$(273,050)	$2,129,295